Employee benefit plans and compensation plans - Share-Based and Other Long-Term Incentive Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 06, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance under the plan (in shares)		8,416,533
Payments for share-based awards		$ 3.3	$ 0.0	$ 0.0
Total share-based compensation expense - pre-tax		$ 4.7	$ 2.5	0.0
Non-employee independent directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Shares granted (in shares)		37,039	24,475
Total share-based compensation expense - pre-tax		$ 0.3
2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued (in shares)					14,114,904
Vesting period		3 years
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
Shares granted (in shares)		0
Total share-based compensation expense - pre-tax		$ (3.4)	$ 1.0	0.0
PSUs | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (in dollars per share)		$ 12.75
Shares granted (in shares)		756,183
Total share-based compensation expense - pre-tax		$ 0.7	1.5	0.0
PSUs | Long Term Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
PSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Grant date fair value (in dollars per share)		$ 12.75
Shares granted (in shares)		408,370
Total share-based compensation expense - pre-tax		$ 0.8	0.0	0.0
PSUs | 2019 Long Term Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		0.00%
PSUs | 2019 Long Term Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		200.00%
PSUs | 2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)		1,428,185
Total share-based compensation expense - pre-tax		$ 5.8	0.0	0.0
RSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (in dollars per share)		$ 12.75
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected annual dividend yield		1.75%
Expected volatility		20.00%
Risk-free interest rate		2.51%
Expected term		4 years
Total share-based compensation expense - pre-tax		$ 0.8	$ 0.0	$ 0.0
Stock Options | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Shares issued (in shares)		1,374,945
Expiration period		5 years
Fair value of stock options		$ 2.8
Exercise price (in dollars per share)		$ 12.75
IPO Incentive Awards | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years over which shares to be purchased		3 years
IPO Incentive Awards | 2018 Omnibus plan | 2019 ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
IPO Incentive Awards | 2018 Omnibus plan | 2020 ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
IPO Incentive Awards | 2018 Omnibus plan | 2021 ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
IPO Incentive Awards | 2018 Omnibus plan | 2019-2021 Average ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		0	149,236
Maximum number of shares to be purchased (in shares)	1,000
Minimum number of shares to be purchased (in shares)	100
Net promissory notes		$ 0.4	$ 0.9
9.0% ROE | IPO Incentive Awards | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout as percentage of awarded shares		100.00%
13.5% ROE | IPO Incentive Awards | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout as percentage of awarded shares		150.00%
For the first 100 shares | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common shares as a percentage on its market value	85.00%
For the next 900 shares | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common shares as a percentage on its market value	100.00%